Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, ¥ in Thousands	Feb. 02, 2022 $ / shares shares	Jan. 14, 2022 USD ($)	Jan. 14, 2022 CNY (¥)	Jan. 13, 2022 $ / shares
Subsequent Events (Details) [Line Items]
Cash consideration		$ 80,280	¥ 510
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock with a par value (in Dollars per share) | $ / shares				$ 0.001
Common stock, shares authorized	310,000,000
Common shares divided	300,000,000
Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock with a par value (in Dollars per share) | $ / shares	$ 0.001
Common shares divided	10,000,000
Henan Youjiatian Agricultural Technology Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Equity interest		51.00%	51.00%